Available-for-Sale Securities - Interest-bearing Investments in Available-for-Sale Securities (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 385,598	$ 779,809
Gross Unrealized Gains	176	640
Gross Unrealized Losses	577	67
Fair Value	385,197	780,382
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	98,367	95,852
Gross Unrealized Gains	176	339
Gross Unrealized Losses	158	37
Fair Value	98,385	96,154
U.S. Government Treasuries [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	84,558	105,377
Gross Unrealized Gains		151
Gross Unrealized Losses	195	15
Fair Value	84,363	105,513
U.S. Agency Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	60,794	48,339
Gross Unrealized Gains		69
Gross Unrealized Losses	148	15
Fair Value	60,646	48,393
Money Market Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	52,504	449,288
Fair Value	52,504	449,288
Asset Backed Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	47,108	30,121
Gross Unrealized Gains		73
Gross Unrealized Losses	34
Fair Value	47,074	30,194
Commercial Paper and Certificates of Deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	33,448	42,498
Fair Value	33,448	42,498
Supranational and Sovereign Debt [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	8,819	8,334
Gross Unrealized Gains		8
Gross Unrealized Losses	42
Fair Value	$ 8,777	$ 8,342